Stock-Based Compensation Expense (Details) - Schedule of Stock-Based Options Outstanding and Weighted Average Exercise Price - 2012 Equity Incentive Plan [Member] - $ / shares	9 Months Ended				12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Mar. 31, 2023	Mar. 31, 2022
Stock-Based Compensation Expense (Details) - Schedule of Stock-Based Options Outstanding and Weighted Average Exercise Price [Line Items]
No. of options, outstanding at the beginning of the year	16,258,113		16,081,481		16,081,481	4,438,990
Weighted average exercise price, outstanding at the beginning of the year	$ 1.82		$ 1.78		$ 1.78
No. of options, granted			1,873,500		1,873,500	12,656,600
Weighted average exercise price, granted			$ 2.2		$ 2.2
No. of options, forfeited	(730,460)		(955,712)		(1,696,868)	(865,798)
Weighted average exercise price, forfeited	$ 1.81		$ 1.72		$ 1.78
No. of options, cancelled	(14,808,486)	[1]		[1]		(148,311)
Weighted average exercise price, cancelled		[1]		[1]
No. of options, outstanding at the end of the period			16,999,269		16,258,113	16,081,481
Weighted average exercise price, outstanding at the end of the period			$ 1.83		$ 1.82	$ 1.78
No. of options, exercisable at the end of the period			8,395,132		9,152,861	3,736,654
Weighted average exercise price, exercisable at the end of the period			$ 1.46		$ 1.54
No. of options, unvested at the end of the period			8,604,137		7,105,252	12,344,827
Weighted average exercise price, unvested at the end of the period			$ 2.19		$ 2.2
Weighted Average [Member]
Stock-Based Compensation Expense (Details) - Schedule of Stock-Based Options Outstanding and Weighted Average Exercise Price [Line Items]
Weighted average exercise price, outstanding at the beginning of the year			$ 1.8		$ 1.8	$ 0.56
Weighted average exercise price, granted						2.2
Weighted average exercise price, forfeited						1.54
Weighted average exercise price, cancelled						0.32
Weighted average exercise price, outstanding at the end of the period						1.8
Weighted average exercise price, exercisable at the end of the period						0.54
Weighted average exercise price, unvested at the end of the period						$ 2.18

[1]	During the nine months ended December 31, 2023, in relation to the Reverse Recapitalization transaction, Zoomcar, Inc. has cancelled 14,808,486 outstanding options, the unrecognized cost of $1,265,828 related to the cancelled options was immediately recognized in the unaudited Condensed Consolidated Statement of Operation. Further, the Company has assumed 719,167 options of Zoomcar, Inc. at the Exchange Ratio of 0.0284 resulting in 20,435 options which is outstanding under the 2023 Incentive Plan.